Equity - Summary of Prefered Share Rights and Privileges (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Convertible to	In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX.
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25.00
Quarterly non-cumulative dividend	$ 0.96	$ 0.96
Reset premium	2.33%
Date redeemable / convertible	May 25, 2024
Convertible to	Class B – Series 28
Class B Series 27 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.24075
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 0.91	0.91
Reset premium	2.24%
Date redeemable / convertible	August 25, 2024
Convertible to	Class B – Series 30
Class B Series 29 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.2265
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 0.96	0.96
Reset premium	2.22%
Date redeemable / convertible	November 25, 2024
Convertible to	Class B – Series 32
Class B Series 31 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.240688
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 0.76	0.90
Reset premium	2.71%
Date redeemable / convertible	August 25, 2025
Convertible to	Class B – Series 34
Class B Series 33 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.190875
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 1.21	1.21
Reset premium	4.06%
Date redeemable / convertible	February 25, 2022
Convertible to	Class B – Series 39
Class B Series 38 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.303125
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25.00
Reset premium	3.33%
Date redeemable / convertible	May 25, 2022
Convertible to	Class B – Series 41
Class B Series 40 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.28125
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 1.10	1.10
Reset premium	3.17%
Date redeemable / convertible	August 25, 2022
Convertible to	Class B – Series 43
Class B Series 42 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.2750
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 1.21	1.21
Reset premium	2.68%
Date redeemable / convertible	November 25, 2023
Convertible to	Class B – Series 45
Class B Series 44 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.303125
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 1.28	$ 1.28
Reset premium	3.51%
Date redeemable / convertible	May 25, 2024
Convertible to	Class B – Series 47
Class B Series 46 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.31875